Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 30,680	$ 15,282	$ 391,924
Prepaid expenses	20,250	29,091
Total Current Assets	50,930	44,373	391,924
Cash and Marketable Securities held in trust account	20,160,402	50,772,949	104,162,029
Total Assets	20,211,332	50,817,322	104,553,953
Current liabilities
Accrued expenses	2,016,645	1,253,332	648,885
Accounts payable	741,863	733,800	200,028
Franchise tax payable		42,759	195,138
Income tax payable	759,369	634,874	285,662
Extension loans	3,323,628	2,903,628
Working capital loan	1,088,861	754,748
Excise tax liability	895,904	584,031
Total Current Liabilities	8,826,270	6,907,172	1,329,713
Deferred underwriter commission	3,555,674	3,555,674	3,555,674
Total Liabilities	12,381,944	10,462,846	4,885,387
Commitments and Contingencies
Common Stock subject to possible redemption; 1,717,663 shares (at $11.30 per share) as of September 30, 2024 and 4,522,582 shares (at $11.08 per share) as of December 31, 2023	19,401,033	50,095,136	103,962,029
Stockholders’ Deficit
Preference Shares, $0.000001 par value; 1,000,000 shares authorized; none issued and outstanding as of September 30, 2024 and December 31, 2023
Common Stock, $0.000001 par value, 100,000,000 shares authorized; 2,990,897 issued and outstanding (excluding 1,717,663 shares and 4,522,582 shares subject to possible redemption as of September 30, 2024 and December 31, 2023 respectively)	3	3	3
Additional paid-in capital
Accumulated deficit	(11,571,648)	(9,740,663)	(4,293,466)
Total Stockholders’ Deficit	(11,571,645)	(9,740,660)	(4,293,463)
Total Liabilities and Stockholders’ Deficit	$ 20,211,332	$ 50,817,322	$ 104,553,953